EQUITY STRUCTURE	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
EQUITY STRUCTURE
NOTE 7. STOCKHOLDERS’ EQUITY

Preferred Stock — The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share with such designation, rights and preferences as may be determined from time to time by the Company’s board of directors. At March 31, 2021, there were no shares of preferred stock issued or outstanding.

Class A Common Stock — The Company is authorized to issue 100,000,000 shares of Class A common stock with a par value of $0.0001 per share. Holders of Class A common stock are entitled to one vote for each share. At March 31, 2021, there was 7,630,914 shares of Class A common stock issued and outstanding, excluding 15,369,086 shares of Class A common stock subject to possible redemption.

Class B Common Stock — The Company is authorized to issue 10,000,000 shares of Class B common stock with a par value of $0.0001 per share. At March 31, 2021, there were 5,750,000 shares of Class B common stock issued and outstanding. Holders of Class B common stock are entitled to one vote for each share. Prior to the Business Combination, only holders of shares of Class B common stock have the right to vote on the election of directors.

Holders of Class A common stock and Class B common stock will vote together as a single class on all matters submitted to a vote of stockholders except as required by law.

The shares of Class B common stock will automatically convert into shares of Class A common stock at the time of a Business Combination on a one-for-one basis, subject to adjustment. In the case that additional shares of Class A common stock or equity-linked securities are issued or deemed issued in excess of the amounts offered in the Initial Public Offering and related to the closing of a Business Combination, the ratio at which shares of Class B common stock shall convert into shares of Class A common stock will be adjusted (unless the holders of a majority of the outstanding shares of Class B common stock agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as-converted basis, 20% of the sum of (i) the total number of all shares of common stock outstanding upon completion of the Initial Public Offering, plus (ii) all shares of Class A common stock and equity-linked securities issued or deemed issued in connection with a Business Combination (excluding any shares of Class A common stock or equity-linked securities issued, or to be issued, to any seller in a Business Combination, and any private placement-equivalent warrants issued to the Sponsor or its affiliates upon conversion of loans made to the Company).

NOTE 8. STOCKHOLDERS’ EQUITY

Preferred Stock — The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share with such designation, rights and preferences as may be determined from time to time by the Company’s board of directors. At December 31, 2020, there were no shares of preferred stock issued or outstanding.

Class A Common Stock — The Company is authorized to issue 100,000,000 shares of Class A common stock with a par value of $0.0001 per share. Holders of Class A common stock are entitled to one vote for each share. At December 31, 20204,538,716, there was  shares of Class A common stock issued and outstanding, excluding 18,461,284 shares of Class A common stock subject to possible redemption.

Class B Common Stock — The Company is authorized to issue 10,000,000 shares of Class B common stock with a par value of $0.0001 per share. At December 31, 2020, there were 5,750,000 shares of Class B common stock issued and outstanding. Holders of Class B common stock are entitled to one vote for each share. Prior to the Business Combination, only holders of shares of Class B common stock have the right to vote on the election of directors.

Holders of Class A common stock and Class B common stock will vote together as a single class on all matters submitted to a vote of stockholders except as required by law.

The shares of Class B common stock will automatically convert into shares of Class A common stock at the time of a Business Combination on a one-for-one basis, subject to adjustment. In the case that additional shares of Class A common stock or equity-linked securities are issued or deemed issued in excess of the amounts offered in the Initial Public Offering and related to the closing of a Business Combination, the ratio at which shares of Class B common stock shall convert into shares of Class A common stock will be adjusted (unless the holders of a majority of the outstanding shares of Class B common stock agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as-converted basis, 20% of the sum of (i) the total number of all shares of common stock outstanding upon completion of the Initial Public Offering, plus (ii) all shares of Class A common stock and equity-linked securities issued or deemed issued in connection with a Business Combination (excluding any shares of Class A common stock or equity-linked securities issued, or to be issued, to any seller in a Business Combination, and any private placement-equivalent warrants issued to the Sponsor or its affiliates upon conversion of loans made to the Company).

EVGO HOLDCO, LLC AND EVGO SERVICES, LLC
EQUITY STRUCTURE

NOTE 10 — EQUITY STRUCTURE

EVgo HoldCo Equity

Incentive Units

Incentive Units are issued by the Board of EVgo Holdings. The Board reserves the right to issue Incentive Units with vesting schedules, participation thresholds and other features set forth in the Holdings LLCA at its sole discretion. The Incentive Units are non-voting intended to constitute profits interests in EVgo Holdings. As of March 31, 2021, EVgo Holdings has approximately 78% of the Incentive Units available for issuance under the Holdings LLCA. The Incentive Units do not grant the holders governance rights under the Holdings LLCA or the limited liability agreement of EVgo Management and provide for distributions to Incentive Unitholders in the future once certain capital return hurdles are achieved.

NOTE 10 — EQUITY STRUCTURE

Successor

EVgo Holdco only has one class of shares which are the Limited Liability Company Interests, which are 100% owned by EVgo Holdings.

As a result of the Merger, EVgo Services became a wholly owned subsidiary of EVgo Holdco, itself a wholly owned subsidiary of EVgo Holdings. EVgo Holdings’ equity structure consists of Common Units and Incentive Units issued pursuant to the Holdings LLCA. The properties of the Common Units and Incentive Units of EVgo Holdings are as follows.

EVgo Holdings Equity

Class A and Class B Common Units

EVgo Holdings has issued Class A and non-voting Class B common units as provided for under the Holdings LLCA. The Class A common units are 100% owned by entities controlled by a wholly-owned subsidiary of LS Power. Of the Class B units issued and outstanding, 100% are owned by EVgo Management Holdings, LLC. The Class B Units account for less than 1% of the total outstanding Capital Units issued by Holdings. EVgo Management Holdings, LLC was created for the purpose of holding EVgo Holdings Class B Units and EVgo Holdings Incentive Units. The Units in EVgo Management are owned by Successor employees and are subject to transfer restrictions and certain buy-back and forfeiture provisions contained in individual subscription and incentive grant agreements.

Incentive Units

Incentive Units are issued by the Board of EVgo Holdings. The Board reserves the right to issue Incentive Units with vesting schedules, participation thresholds and other features set forth in the Holdings LLCA at its sole discretion. The Incentive Units are non-voting intended to constitute profits interests in EVgo Holdings.

As of December 31, 2020, EVgo Holdings has granted approximately 68% of the Incentive Units available for issuance under the Holdings LLCA.

The Incentive Units do not grant the holders governance rights under the Holdings LLCA or the limited liability agreement of EVgo Management and provide for distributions to Incentive Unitholders in the future once certain capital return hurdles are achieved.

Predecessor

Predecessor’s equity structure prior to the Merger Date consists of the following Predecessor Units. There were no changes to the following information during the period from January 1, 2020 through January 15, 2020.

Class A Units

As of December 31, 2019, the Company issued 152,432,637 of Class A Preferred Units, at a price of $0.37 per Class A Preferred Unit to its Class A Member, EV Holdings, in exchange for the Company’s receipt of the Initial Required Capital Contribution, EV Holdings’ payment of the Adjusted Purchase Price to NRG, and subsequent capital contributions. The Class A Preferred Units constitute voting preferred capital interests and have a claim on distributions from the Company.

On the last day of each fiscal year, the Company shall issue to EV Holdings the Class A Preferred Return. Between the Closing Date and August 23, 2017 (the effective date of the Amended Second LLCA), the Class A Preferred Return was defined within the Second LLCA as a 15% per annum return on an aggregate amount equal to (a) the Adjusted Purchase Price, plus (b) the aggregate amount of Capital Contributions of such Class A Member made on or after the Closing Date. Between the Closing Date and August 23, 2017, the Class A Preferred Return was issued in the form of Class D Units in an amount equal to the quotient of (a) such Class A Member’s Class A Preferred Return as of such day, divided by (b) the Effective Date Unit Price of Class A Units (as defined in the Second LLCA).

Beginning on August 23, 2017, pursuant to the Amended Second LLCA, the Company is required to issue to each Class A Member on the last day of each fiscal year a number of Class A Units and/or Class D Units (the applicable class and allocation of the number of Class A Units and/or Class D Units to be issued to be determined at the sole election of such Class A Member) equal to the quotient of (a) such Class A Member’s Class A Preferred Return as of such day, divided by (b) the Effective Date Unit Price of Class A Units (as defined in the Amended Second LLCA). The Amended Second LLCA further amended the definition of the Class A Preferred Return, which was defined therein as a 15% per annum return on the sum of (a) an aggregate amount equal to the sum of (i) the Adjusted Purchase Price, plus (ii) the aggregate amount of Capital Contributions of such Class A Member made on or after the Closing Date, plus (b) an aggregate amount equal to the product of (i) the number of Class A Units and/or Class D Units issued to such Member pursuant such Member’s Class A Preferred Return in each fiscal year prior to the fiscal year of determination for such Class A Preferred Return, multiplied by (ii) the Effective Date Unit Price of Class A Units. The Class A Preferred Return accrues on a daily basis and shall be deemed to compound on the last day of each quarter of each fiscal year.

For the year ended December 31, 2019, preferred distributions in-kind of $18,165,397 were made in the form of 48,546,884 Class D Units, respectively. As of December 31, 2019, cumulative preferred distributions, in the form of Class D Units, totaled $39,027,706.

Class B Units

As of December 31, 2019, the Company has issued 73,078,425 of Class B Units to NRG and Nissan. The Class B Units constitute voting capital interests and have a claim on distributions from the Company.

Class C Units

As of December 31, 2019, the Company has issued 51,250,000 of Class C Units to its Class C Member, EVgo Management. The Class C Units are intended to constitute profits interest in the Company and are designated as voting profits interests.

Class D Units

As of December 31, 2019, the Class D Units have not been legally issued but the Class A Member is entitled to 104,301,244 Class D Units, for the Class A Preferred Return. The Class D Units have been designated as non-voting interests and have a claim on distributions from the Company.

Distributions

With approval of the Board of Managers by a Supermajority Approval, as defined within the Amended Second LLCA, all cash and property distributions by the Company shall be made to the holders of the Class A, B and D Units (each a “Member” and collectively the “Members”) as follows:

(a)	Available Cash attributable to Operating Income shall be distributed:
i.	First, to the Class A Members on a pro rata basis in accordance with their respective Unreturned Capital amounts, until each Class A Member has an Unreturned Capital equal to zero dollars;
ii.

Second, to the Class A Members and Class D Members on a pro rata basis an amount equal to the product of (x) the number of Class A Units and/or Class D Units issued to such Member pursuant to such Member’s Class A Preferred Return, multiplied by (y) the Effective Date Unit Price of Class A Units; provided that in the event that any distribution occurs prior to the last day of the then-current fiscal year, then such Member shall be deemed to have received and been issued a number of Class A Units and/or Class D Units that such Member would otherwise be entitled to receive on the last day of such fiscal year pursuant to such Member’s Class A Preferred Return, calculated pro rata as of the date of such distribution based upon the number of days then elapsed in the then-current fiscal year; and

iii.

Third, to the Members in accordance with their respective Percentage Interests; provided that in the event that any distribution occurs prior to the last day of the then-current fiscal year, then each Member shall be deemed to have received and been issued a number of Class A Units and/or Class D Units that such Member would otherwise be entitled to receive on the last day of such fiscal year pursuant to such Member’s Class A Preferred Return (if any), calculated pro rata as of the date of such distribution based upon the number of days then elapsed in the then-current fiscal year.

(b)	All other Available Cash shall be distributed:

i.	First, to the Class A Members on a pro rata basis in accordance with their respective Unreturned Capital amounts, until each Class A Member has an Unreturned Capital equal to zero dollars;
ii.

Second, to the Class A Members and Class D Members on a pro rata basis until each of the Class A Members and each of Class D Members has received in the aggregate an amount equal to the product of (x) the number of Class A Units and/or Class D Units issued to such Member pursuant to such Member’s Class A Preferred Return, multiplied by (y) the Effective Date Unit Price of Class A Units; provided that in the event any distribution occurs prior to the last day of the then-current fiscal year, then such Member shall be deemed to have received and been issued a number of Class A Units and/or Class D Units that such Member would otherwise be entitled to receive on the last day of such fiscal year pursuant to such Member’s Class A Preferred Return, calculated pro rata as of the date of such distribution based upon the number of days then elapsed in the then-current fiscal year;

iii.

Third, to Class A, Class B, and Class D Members in accordance with their respective Shift Percentages, until the Class A and Class D Members have received in the aggregate an amount equal to the Shift Amount; and

iv.

Fourth, to the Members in accordance with their respective Percentage Interests; provided that in the event that any distribution occurs prior to the last day of the then-current fiscal year, then, each Member shall be deemed to have received and been issued a number of Class A Units and/or Class D Units that such Member would otherwise be entitled to receive on the last day of such fiscal year pursuant to such Member’s Class A Preferred Return (if any), calculated pro rata as of the date of such distribution based upon the number of days then elapsed in the then-current fiscal year.

Predecessor did not make any cash distributions during the year ended December 31, 2019, or the period from January 1, 2020 through January 15, 2020.

Put/Call option

In accordance with the Predecessor LLCA, during a 30‑day period following the final determination of the Cumulative Adjusted EBITDA for the applicable portion of the Put Option Period, each as defined within the Predecessor LLCA, NRG shall have the option to sell to EVHI and EVHI shall be obligated to purchase all or a portion of its Class B Units at the Put/Call Purchase Price, as defined within the Predecessor LLCA, per Class B Unit. The Put Option Period began on January 1, 2018 and ended upon the effectuation of the Merger in January 2020 (see Note 1). The put option was not exercised during the Put Option Period.